Commitments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Lease agreements period					12 months	24 months
Lease agreements due	2022	2022
Rental expense	$ 705	4,268	3,570	3,243